Supplemental Cash Flow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Information
Accounts receivable	$ 219	$ (79)
Inventories	316	(268)
Accounts payable and accrued liabilities	(503)	68
Current portion of provisions	(110)	(48)
Income taxes payable (net)	511	421
Total (increase) decrease in working capital	433	94
Relating to :
Decrease (increase) in non-cash working capital	408	(173)
Decrease in non-cash working capital	25	267
Total (increase) decrease in working capital	$ 433	$ 94